787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 10, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Credit Strategies Fund
Registration Statement on Form N-2
(File Nos. 333-[ ], 811-23380)

Ladies and Gentlemen:

On behalf of BlackRock Credit Strategies Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2 (the “Combined Registration Statement”). It is proposed that the Combined Registration Statement will become automatically effective on July 12, 2021 pursuant to Rule 486(a) under the 1933 Act. The Combined Registration Statement (i) registers additional common shares under the 1933 Act and (ii) amends the Fund’s existing registration statement, File No. 333-227456 (filed on September 21, 2018), as amended, previously filed by the Fund.

The Combined Registration Statement is being filed for the purpose of (i) registering an additional $500,000,000 in common shares of beneficial interest, (ii) adding Class W and Class U Shares as new share classes of the Fund, and (iii) making certain additional changes to the Fund’s Prospectus and Statement of Additional Information.

Any questions or comments on the Combined Registration Statement should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Enclosures

cc:	Dean A. Caruvana, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP